Leases - Right-of-use Assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 1,342
Balance – End of period	1,538
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,268
Balance – End of period	1,504
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	74
Balance – End of period	34
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,486
Additions (Amortization)	1,273
Modifications to and disposals of lease contracts	(390)
Effects of foreign exchange	(20)
Balance – End of period	6,349
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,154
Additions (Amortization)	1,273
Modifications to and disposals of lease contracts	(236)
Effects of foreign exchange	(17)
Balance – End of period	6,174
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	332
Additions (Amortization)	0
Modifications to and disposals of lease contracts	(154)
Effects of foreign exchange	(3)
Balance – End of period	175
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,144)
Additions (Amortization)	(1,075)
Modifications to and disposals of lease contracts	(371)
Effects of foreign exchange	37
Balance – End of period	(4,811)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(3,886)
Additions (Amortization)	(1,055)
Modifications to and disposals of lease contracts	(217)
Effects of foreign exchange	54
Balance – End of period	(4,670)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(258)
Additions (Amortization)	(20)
Modifications to and disposals of lease contracts	(154)
Effects of foreign exchange	(17)
Balance – End of period	$ (141)